PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2021	2020
Cost

Buildings	$2,306,889	$2,328,832
Furniture, fixtures and equipment	224,826	196,428
Leasehold improvements	106,200	126,538
Motor vehicles	2,599	2,615
Construction in progress	721,471	256,225

Sub-total	3,361,985	2,910,638
Less: accumulated depreciation and amortization	(805,945)	(729,741)

Property and equipment, net	$2,556,040	$2,180,897